 Filed with the Securities and Exchange Commission on May 1, 2008
Registration No. 333-71834                                                              Investment Company Act No. 811-5438
=======================================================================================================================================

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549

                                                               FORM N-4
                                        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                    Post-Effective Amendment No. 27
                                                                  and
                                    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                           Amendment No. 167

                                  PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                       (Exact Name of Registrant)

                                            PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                                          (Name of Depositor)

                                            ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                         (Address of Depositor's Principal Executive Offices)

                                                            (203) 926-1888
                                                    (Depositor's Telephone Number)

                                                JOSEPH D. EMANUEL, CHIEF LEGAL OFFICER
                                            One Corporate Drive, Shelton, Connecticut 06484
                                          (Name and Address of Agent for Service of Process)

                                                               Copy To:
                                                     C. CHRISTOPHER SPRAGUE, ESQ.
                                                 VICE PRESIDENT AND CORPORATE COUNSEL
                                    One Corporate Drive, Shelton, Connecticut 06484 (203) 402-1233

                                      Approximate Date of Proposed Sale to the Public: Continuous

                           It is proposed that this filing become effective:  (check appropriate space)
                                       immediately upon filing pursuant to paragraph (b) of Rule 485
                                     on  _________   pursuant to paragraph (b) of Rule 485
                                     60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                     on                       pursuant to paragraph (a) (i) of Rule 485
                                     75 days after filing pursuant to paragraph (a) (ii) of Rule 485 on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                 Title of Securities Being Registered:
                               Units of interest in Separate Accounts under variable annuity contracts.

---------------------------------------------------------------------------------------------------------------------------------------

ASXT-SIX

                                                                 Note:

Registrant is filing this Post-Effective  Amendment No. 27 to Registration  Statement No. 333-71834 for the purpose of including in the
Registration  Statement a Prospectus  Supplement.  The  Prospectus,  Statement of Additional  Information and Part C that were filed as part of Post-Effective  Amendment No. 26 filed with the SEC on April 17, 2008, as supplemented,  are hereby  incorporated by reference.
However,  financial statements for the depositor and the registrant will be included in a subsequent  post-effective  amendment.  Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                                            Prudential Annuities Life Assurance Corporation

                                                   Advanced Series Advisor Plan III
                                                        Advanced Series APEX II
                                                    Advanced Series XTRA Credit SIX
                                                      Advanced Series Lifevest II

                                                    Supplement, dated July 21, 2008
                                                                  To
                                                     Prospectus, dated May 1, 2008

       This supplement should be read and retained with the prospectus for your Annuity.  If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

       This supplement is being issued to describe enhancements that are being made to certain optional living benefits available under each of the above-referenced Annuities.  With respect to Highest Daily Lifetime Seven, we (a) revise the way that certain withdrawals of the Annual Income Amount are impacted by the Contingent Deferred Sales Charge ("CDSC") (b) add an optional death benefit, (c) add an optional benefit that increases the Annual Income Amount if the owner qualifies for increased payments,
       (d) increase the range of "permitted portfolios" that you may elect if you have chosen the benefit, with some restrictions and
       (e) modify the asset transfer formula under the benefit, to make clear that the Account Value may include amounts allocated to certain Fixed Rate Options.  For Spousal Highest Daily Lifetime Seven, we (a) revise the way that certain withdrawals of the
       Annual Income Amount are impacted by CDSC (b) add an optional death benefit (c) increase the range of "permitted portfolios"
       that you may elect if you have chosen the benefit, with some restrictions and (d) modify the asset transfer formula under the benefit, to make clear that the Account Value may include amounts allocated to certain Fixed Rate Options.  Except as otherwise provided here, the description of each optional living benefit set forth in the May 1, 2008 prospectus remains unchanged.

       This supplement also discusses certain changes to the Advanced Series Lifevest II Annuity ("ASL II").  Specifically, we have removed limitations on the amount of the basic Death Benefit paid under ASLII when death occurs on or after the decedent's age
       85.  We are also adding a restriction that the ASLII Annuity is only available for purchase up to age 85.

      CHANGES TO HIGHEST DAILY LIFETIME SEVEN

A.    Addition of Death Benefit (HD Lifetime Seven with Beneficiary Income OptionSM)

For elections of Highest Daily Lifetime Seven on or after July 21, 2008, the Annuity Owner may opt for a death benefit, the value of which is linked to the Annual Income Amount under the benefit.  As detailed below, a beneficiary taking the Annuity's death benefit under this feature is paid the Annual Income Amount until the Protected Withdrawal Value is depleted.  (Note that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount).  We impose a total charge of 0.95% annually, applied against the Protected Withdrawal Value, if you choose Highest Daily Lifetime Seven with Beneficiary Income Option.

To reflect this death benefit option, we add the following to the description of Highest Daily Lifetime Seven, immediately after the sub-section entitled Additional Tax Considerations:

       We offer an optional death benefit feature under this benefit, the amount of which is linked to your Annual Income Amount.  We refer to this optional death benefit as the Beneficiary Income Option.  You may choose Highest Daily Lifetime Seven without also selecting the Beneficiary Income Option death benefit.  You must elect the Beneficiary Income Option death benefit at the time you elect Highest Daily Lifetime Seven.  If you elect this death benefit, you may not elect any other optional death benefit.  You may elect the Beneficiary Income Option death benefit so long as the Annuitant is no older than age 75 at the
       time of election.   For purposes of this optional death benefit, we calculate the Annual Income Amount and Protected Withdrawal
       Value in the same manner that we do under Highest Daily Lifetime Seven itself (except that for XTra Credit SIX, we exclude from the Protected Withdrawal Value the amount of any Credit that was granted within 12 months prior to death).

       Upon a death that triggers payment of a death benefit under the Annuity, we identify the following amounts: (a) the amount of the basic Death Benefit under the Annuity (b) the Protected Withdrawal Value and (c) the Annual Income Amount.  If there were no withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death.  If there were withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for
       purposes of this death benefit as of the date that we receive due proof of death.

       If there is one beneficiary, he/she must choose to receive either the basic Death Benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of periodic payments of the Annual Income
       Amount - such payments may be annual or at other intervals that we permit).  If there are multiple beneficiaries, each beneficiary is presented with the same choice.  Thus, each beneficiary can choose to take his/her portion of either (a) the basic death benefit or (b) the Beneficiary Income Option death benefit.  In order to receive the Beneficiary Income Option death benefit, each beneficiary's share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid.  We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary's death.  Note also that the final payment, exhausting the
       Protected Withdrawal Value, may be less than the Annual Income Amount.

       Here is an example to illustrate how the death benefit may be paid:

o     Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is
                        $5,000; (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

o     Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value).

                        The pro-rated portion of the Annual Income Amount, equal to $3,750 annually (i.e., the first beneficiary's 75%
                        share multiplied by $5000), is then paid each year for the 20 year period.  Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary's 75% share of the $100,000 Protected
                        Withdrawal Value).

                        The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

       If you elect to terminate Highest Daily Lifetime Seven with Beneficiary Income Option, both Highest Daily Lifetime Seven and that death benefit option will be terminated.  You may not terminate the death benefit option without terminating the entire benefit.  If you terminate Highest Daily Lifetime Seven with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the "Election and Designations under the Program" section, above.

       We add the following as a new line item within the portion of the fee table entitled "Your Optional Benefit Fees and Charges"
       to reflect the fee for Highest Daily Lifetime Seven With Beneficiary Income Option:

       Highest Daily Lifetime Seven w/Beneficiary Income Option  (2.00%
       maximum)                                                                                      0.95% current charge*

       ASAPIII:  1.25% + 0.95% of PWV
       APEX II:  1.65% + 0.95% of PWV
       ASL II:     1.65% + 0.95% of PWV
       XT6:         1.65% + 0.95% of PWV

       ___________
       *Highest Daily Lifetime Seven With Beneficiary Income Option.  Charge for this benefit is assessed against the Protected
       Withdrawal Value ("PWV").  As discussed in the description of the benefit, the charge is taken out of the Sub-accounts.  For
       ASAP III, 0.95% of PWV is in addition to 1.25% annual charge (in Annuity Years 1-8) and 0.65% annual charge in subsequent
       Annuity Years.  For APEX II and ASL II, 0.95% of PWV is in addition to 1.65% annual charge.  For XT6, 0.95% of PWV is in addition to 1.65% annual charge in Annuity Years 1-10 and 0.65% annual charge in subsequent Annuity Years.

B.    Addition of Lifetime Income Accelerator Feature (HD Lifetime Seven with Lifetime Income AcceleratorSM).  Effective on or about
         July 21, 2008 subject to regulatory approval, the following is added at the end of the section concerning Highest Daily
         Lifetime Seven.

       Optional Lifetime Income Accelerator Feature. We offer another version of Highest Daily Lifetime Seven that we call Highest
       Daily Lifetime Seven with Lifetime Income Accelerator ("Highest Daily Lifetime Seven with LIA"). This version is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved. Highest Daily Lifetime Seven with LIA is offered as an alternative to other lifetime withdrawal options.  If you elect this benefit, you may not elect any other optional benefit.  The income benefit under Highest Daily
       Lifetime Seven with LIA currently is based on a single "designated life" who is between the ages of 55 and 75 on the date that the benefit is elected.

       Highest Daily Lifetime Seven with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the "LIA Amount") if you are eligible.  The fee for
       Highest Daily Lifetime Seven with LIA is 0.95% annually of the Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct
       0.2375% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the Protected Withdrawal Value, the fee for Highest Daily Lifetime Seven with LIA may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described below.

       If this benefit is being elected on an Annuity held as a 403 (b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403 (b) plan itself.

       You may choose Highest Daily Lifetime Seven without also electing LIA, however you may not elect LIA without Highest Daily
       Lifetime Seven.  All terms and conditions of Highest Daily Lifetime Seven apply to this version of the benefit, except as described herein. Currently, if you elect Highest Daily Lifetime Seven with LIA and subsequently terminate the benefit, you will be able to re-elect Highest Daily Lifetime Seven with LIA but all conditions of the benefit described below must be met, and you may be subject to a waiting period until you can elect this or another lifetime withdrawal benefit.

     Eligibility Requirements for LIA Amount.  Both a waiting period of 36 months, from the benefit effective date, and an elimination period of 120 days, from the date of notification that one or both of the requirements described immediately below have been met, apply before you can become eligible for the LIA Amount. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, one or both of the following requirements ("LIA conditions") must be met:

         (1)      The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.

         (2)      The designated life is unable to perform two or more basic abilities of caring for oneself or  "activities of daily living." We define these basic abilities as:
           i.   Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.
         ii.      Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
         iii.   Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.
         iv.      Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.
         v.       Transferring: Moving into or out of a bed, chair or wheelchair.
         vi.      Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).

  You must notify us when the LIA conditions have been met.  If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount.  If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment.  Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described in this prospectus under the Highest Daily Lifetime Seven Benefit.

  Additionally, we will reassess your eligibility on an annual basis.  Your first reassessment may occur in the same year as your initial assessment.  If we determine you are no longer eligible to receive the LIA Amount, upon the next Annuity Anniversary the
  Annual Income Amount would replace the LIA Amount. There is no limit on the number of times you can become eligible for the LIA
  Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA
  Amount, each as described above.

LIA amount at the first Withdrawal.  If your first withdrawal subsequent to election of Highest Daily Lifetime Seven with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.

LIA amount after the First Withdrawal.  If you become eligible for the LIA Amount after you have taken your first withdrawal, the available LIA amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount, however the available LIA amount in the current Annuity Year is reduced by any withdrawals that have been taken in the current Annuity Year.
Cumulative withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year.

Withdrawals In Excess of the LIA amount. If your cumulative withdrawals in an Annuity Year are in excess of the LIA Amount when you are eligible ("Excess Withdrawal"), your LIA Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the
Excess Withdrawal. Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Excess
Withdrawals will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount.  Any withdrawals that are less than or equal to the LIA amount (when eligible) but in excess of the free withdrawal amount available under this Annuity will not incur a CDSC.

Withdrawals are not required.  However, subsequent to the first withdrawal, the LIA Amount is not increased in subsequent Annuity
Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.

Purchase Payments. If you are eligible for the LIA Amount as described under "Eligibility Requirements for LIA Amount" and you make an additional Purchase Payment, we will increase your LIA Amount by double the amount we add to your Annual Income Amount.

Step Ups. If your Annual Income Amount is stepped up your LIA Amount will be stepped up to equal double the stepped up Annual Income
Amount.

Guarantee Payments. If your Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the
LIA Amount, or as a result of the fee that we assess for Highest Daily Lifetime Seven with LIA, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount.  Thus, in that scenario, the remaining LIA Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. We will make payments until the death of the single designated life.
Should the designated life no longer qualify for the LIA amount (as described under "Eligibility Requirements for LIA Amount" above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under "Eligibility Requirements for LIA Amount". To the extent that cumulative withdrawals in the current Annuity Year that reduce your Account Value to zero are more than the LIA
Amount (except in the case of required minimum distributions), Highest Daily Lifetime Seven with LIA terminates, and no additional payments are made.

Annuity Options. In addition to the Highest Daily Lifetime Seven Annuity Options described above, after the 10th benefit anniversary you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make annuity payments equal to the LIA Amount.  If you would receive a greater payment by applying your Account
Value to receive payments for life under your Annuity, we will pay the greater amount.  Prior to the 10th benefit anniversary this option is not available.

We will continue to make payments until the death of the Designated Life.  If this option is elected, the Annual Income Amount and
LIA Amount will not increase after annuity payments have begun.

If you elect HD Lifetime Seven with LIA, and never meet the eligibility requirements you will not receive any additional payments based on the LIA Amount.

We add the following as a new line item within the portion of the fee table entitled "Your Optional Benefit Fees and Charges" to reflect the fee for Highest Daily Lifetime Seven With Optional Lifetime Income Accelerator:

       Highest Daily Lifetime Seven w/Optional Lifetime Income Accelerator (2.00%
       maximum)                                                                                      0.95% current charge*

       ASAPIII:  1.25% + 0.95% of PWV
       APEX II:  1.65% + 0.95% of PWV
       ASL II:     1.65% + 0.95% of PWV
       XT6:         1.65% + 0.95% of PWV

       ___________
*Highest Daily Lifetime Seven With Lifetime Income Accelerator.  Charge for this benefit is assessed against the Protected Withdrawal
Value ("PWV").  As discussed in the description of the benefit, the charge is taken out of the Sub-accounts.  For ASAP III, 0.95% of
PWV is in addition to 1.25% annual charge (in Annuity Years 1-8) and 0.65% annual charge in subsequent Annuity Years.  For APEX II and ASL II, 0.95% of PWV is in addition to 1.65% annual charge.  For XT6, 0.95% of PWV is in addition to 1.65% annual charge in
Annuity Years 1-10 and 0.65% annual charge in subsequent Annuity Years.

C.    Revision to the way that certain withdrawals of the Annual Income Amount are impacted by CDSC

o     We add the following as the last sentence of the first paragraph under the sub-section entitled "Key Feature - Annual Income
          Amount under the Highest Daily Lifetime Seven Benefit" to make clear that no withdrawal of the Annual Income Amount
          (provided such withdrawal does not constitute Excess Income) will be subject to a CDSC:

Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.

D.    Revised Asset Transfer Formula for Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven

     For elections of Highest Daily Lifetime Seven on or after July 21, 2008, the asset transfer formula differs from that set forth in the May 1, 2008 prospectus.  The revised formula reflects the fact that Account Value may include amounts allocated to certain
     Fixed Rate Options.  Currently, no Fixed Rate Options are available for use with Highest Daily Lifetime Seven and Spousal Highest
     Daily Lifetime Seven.

Here is the revised formula (the Table of "a" factors remains the same):

Terms and Definitions referenced in the calculation formula:

o     Cu - the upper target is established on the effective date of the Highest Daily Lifetime Seven benefit (the "Effective Date")
     and is not changed for the life of the guarantee.  Currently, it is 83%.
o     Ct - the target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is 80%.
o     Cl - the lower target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is
     77%.
o     L - the target value as of the current business day.
o     r - the target ratio.
o     a - factors used in calculating the target value.  These factors are established on the Effective Date and are not changed for the life of the guarantee.
o     Vv - the total value of all Permitted Sub-accounts in the Annuity.
o     VF  the total value of all elected Fixed Rate Options in the Annuity
o     B - the total value of the AST Investment Grade Bond Portfolio Sub-account.
o     P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation.  After the first withdrawal, the Income Basis is equal to the greater of (1)
     the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2) any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and (3) the
     Account Value.
o     T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account

* Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

Target Value Calculation:

On each business day, a target value (L) is calculated, according to the following formula.  If the Account Value (VV + VF) is equal to zero, no calculation is necessary.

L = 0.05 * P * a

Transfer Calculation:

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r = (L - B) / (VV + VF).
o     If r &gt; Cu, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.
o     If r &lt; Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B &gt; 0), assets in the
     AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

     T = {Min (V V + VF), [L - B - (VV + VF) * Ct] / (1 - Ct))}        Money is transferred from the elected Sub-accounts and Fixed
                                                              Rate Options to the Transfer Account

     T = {Min (B, - [L - B -(VV + VF)* Ct] / (1 - Ct))}       Money is transferred from the Transfer Account to the elected
                                                              Sub-accounts

     CHANGES TO SPOUSAL HIGHEST DAILY LIFETIME SEVEN

o     We add the following, immediately after the section entitled "Additional Tax Considerations":

     A.  Addition of Death Benefit (Spousal HD Lifetime Seven with Beneficiary Income OptionSM)

For elections of Spousal Highest Daily Lifetime Seven on or after July 21, 2008, the Annuity Owner may opt for a death benefit, the value of which is linked to the Annual Income Amount under the benefit.  We refer to the death benefit as the Beneficiary Income
Option.  As detailed below, a beneficiary taking the Annuity's death benefit under this feature is paid the Annual Income Amount until the Protected Withdrawal Value is depleted.  (Note that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount).  We impose a total charge of 0.95% annually, applied against the Protected Withdrawal Value, if you choose Spousal Highest Daily Lifetime Seven with Beneficiary Income Option.  To reflect this death benefit option, we add the following to the description of Spousal Highest Daily Lifetime Seven:

     We offer an optional death benefit feature under this benefit, the amount of which is linked to your Annual Income Amount.  You may choose Spousal Highest Daily Lifetime Seven without also selecting the Beneficiary Income Option death benefit.  If you elect the Beneficiary Income Option death benefit, you may not elect any other optional death benefit.  You may elect the Beneficiary
     Income Option death benefit so long as each Designated Life is no older than age 75 at the time of election.  This death benefit is not transferable in the event of a divorce, nor may the benefit be split in accordance with any divorce proceedings or similar instrument of separation.

       For purposes of the Beneficiary Income Option death benefit, we calculate the Annual Income Amount and Protected Withdrawal
       Value in the same manner that we do under Spousal Highest Daily Lifetime Seven itself (except that for XTra Credit SIX, we exclude from the Protected Withdrawal Value the amount of any Credit that was granted within 12 months prior to death).  Upon the first death of a Designated Life, no amount is payable under the Beneficiary Income Option death benefit.  Upon the second death of a Designated Life, we identify the following amounts: (a) the amount of the base death benefit under the Annuity (b)
       the Protected Withdrawal Value and (c) the Annual Income Amount.  If there were no withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the
       Annual Income Amount as if there were a withdrawal on the date of death.  If there were withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.

     If there is one beneficiary, he/she must choose to receive either the base death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of annual payment of the Annual Income Amount - such payments may be annual or at other intervals that we permit).  If there are multiple beneficiaries, each beneficiary is presented with the same choice.  Thus, each beneficiary can choose to take his/her portion of either (a) the basic death benefit or (b) the
     Beneficiary Income Option death benefit.  In order to receive the Beneficiary Income Option death benefit, each beneficiary's share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid.  We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary's death.  Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.

     Here is an example to illustrate how the death benefit may be paid:

o     Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is
                        $5,000; (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

o     Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value).

                        The pro-rated portion of the Annual Income Amount equal to $3,750 (i.e., the first beneficiary's 75% share multiplied by $5,000) is then paid each year for the 20 year period.  Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary's 75% share of the $100,000 Protected Withdrawal
                        Value).

                        The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

         If you elect to terminate Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, both Spousal Highest Daily
Lifetime Seven and that death benefit option will be terminated.  You may not terminate the death benefit option without terminating the entire benefit.  If you terminate Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the "Election and Designations under the Program" section, above.

     We add the following as a new line item within the portion of the fee table entitled "Your Optional Benefit Fees and Charges" to reflect the fee for Spousal Highest Daily Lifetime Seven With Beneficiary Income Option:

     Spousal Highest Daily Lifetime Seven w/Beneficiary Income Option  (2.00% maximum)
                                                                                     0.95% current charge*

       ASAPIII:  1.25% + 0.95% of PWV
       APEX II:  1.65% + 0.95% of PWV
       ASL II:     1.65% + 0.95% of PWV
        XT6:         1.65% + 0.95% of PWV

     ___________
     *Spousal Highest Daily Lifetime Seven With Beneficiary Income Option.  Charge for this benefit is assessed against the Protected
     Withdrawal Value ("PWV").  As discussed in the description of the benefit, the charge is taken out of the Sub-accounts.  For ASAP
     III, 0.95% of PWV is in addition to 1.25% annual charge (in Annuity Years 1-8) and 0.65% annual charge in subsequent Annuity
     Years.  For APEX II and ASL II, 0.95% of PWV is in addition to 1.65% annual charge.  For XT6, 0.95% of PWV is in addition to
     1.65% annual charge in Annuity Years 1-10 and 0.65% annual charge in subsequent Annuity Years.

     B.  Revision to the way that certain withdrawals of the Annual Income Amount are impacted by CDSC

o     We add the following as the last sentence of the first paragraph under the sub-section entitled "Key Feature - Annual Income
          Amount under the Spousal Highest Daily Lifetime Seven Benefit" to make clear that no withdrawal of the Annual Income Amount
          (provided such withdrawal does not constitute Excess Income) will be subject to a CDSC:

Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.

     C.  Revised Asset Transfer Formula for Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven

For elections of Spousal Highest Daily Lifetime Seven on or after July 21, 2008, the asset transfer formula differs from that set forth in the May 1, 2008 prospectus.  See the section above under Highest Daily Lifetime Five for the revised formula.

EXPANDED GROUP OF AVAILABLE FUNDS

Under Investment Options, What Are the Investment Objectives And Policies Of The Portfolios?, we make the revisions appearing below.

o     We replace the sentence stating "[t] following chart lists the currently available and permitted investment options  . . ." with the following:

As a condition to your participating in certain of our optional benefits, we limit the investment options to which you may allocate your Account Value.  Broadly speaking, we offer two groups of permitted funds.  Under the first group, your allowable investment options are more limited, but you are not subject to mandatory quarterly re-balancing.  Under the second group, you may allocate your
Account Value between a broader range of investment options, but must participate in quarterly re-balancing.  The set of tables immediately below describes the first category of permitted investment options.  The second set of tables describes the second category, under which:

(a)   you must allocate at least 20% of your Account Value to certain fixed income portfolios (currently, the AST PIMCO Total Return
     Bond Portfolio and the AST Western Asset Core Plus Bond Portfolio)
(b)   you may allocate up to 80% in the equity and other portfolios listed in the table below
(c)   on each quarter (or the next Valuation Day, if the quarter-end is not a Valuation Day), we will automatically re-balance your
     Account Value, so that the percentages devoted to each Portfolio remain the same as those in effect on the immediately preceding quarter-end
(d)    between quarter-ends, you may re-allocate your Account Value among the investment options permitted within this category.  If you reallocate, the next quarterly rebalancing will restore the percentages to those of your most recent reallocation.

While those who do not participate in any optional benefit generally may invest in any of the investment options described in this prospectus, only those who participate in Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven may participate in the second category (along with its attendant re-balancing requirement). This second category is called our "Optional Allocation and
Rebalancing Program." If you participate in the Optional Allocation and Rebalancing Program, you may not participate in a Dollar Cost
Averaging Program or Automatic Rebalancing Program.  We may modify or terminate the Optional Allocation and Rebalancing Program at any time.

o     We add the following tables, to describe the second category of permitted funds available within the Optional Allocation and
         Rebalancing Program to those who participate in Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven.

------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------  Permitted Portfolios
Optional Benefit Name
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
Highest Daily Lifetime Seven                                  AST Advanced Strategies
Spousal Highest Daily Lifetime Seven                          AST Aggressive Asset Allocation
                                                              AST AllianceBernstein Core Value
                                                              AST AllianceBernstein Growth & Income
                                                              AST American Century Income & Growth
                                                              AST American Century Strategic Allocation
                                                              AST Balanced Asset Allocation
                                                              AST Capital Growth Asset Allocation
                                                              AST CLS Growth Asset Allocation
                                                              AST CLS Moderate Asset Allocation
                                                              AST Cohen & Steers Realty
                                                              AST Conservative Asset Allocation
                                                              AST DeAM Large-Cap Value
                                                              AST DeAM Small-Cap Value
                                                              AST Federated Aggressive Growth
                                                              AST First Trust Balanced Target
                                                              AST First Trust Capital Appreciation Target
                                                              AST Goldman Sachs Concentrated Growth
                                                              AST Goldman Sachs Mid-Cap Growth
                                                              AST High Yield
                                                              AST Horizon Growth Asset Allocation
                                                              AST Horizon Moderate Asset Allocation
                                                              AST International Growth
                                                              AST International Value
                                                              AST JPMorgan International Equity
                                                              AST Large-Cap Value
                                                              AST Lord Abbett Bond-Debenture
                                                              AST Marsico Capital Growth
                                                              AST MFS Global Equity
                                                              AST MFS Growth
                                                              AST Mid-Cap Value
                                                              AST Money Market
                                                              AST Neuberger Berman Mid-Cap Growth
                                                              AST Neuberger Berman Mid-Cap Value
                                                              AST Neuberger Berman Small-Cap Growth
                                                              AST Niemann Capital Growth Asset Allocation
                                                              AST PIMCO Limited Maturity Bond
                                                              AST PIMCO Total Return Bond
                                                              AST Preservation Asset Allocation
                                                              AST QMA US Equity Alpha
                                                              AST Small-Cap Growth
                                                              AST Small-Cap Value
                                                              AST T. Rowe Price Asset Allocation
                                                              AST T. Rowe Price Global Bond
                                                              AST T. Rowe Price Large-Cap Growth
                                                              AST T. Rowe Price Natural Resources
                                                              AST UBS Dynamic Alpha Strategy
                                                              AST Western Asset Core Plus Bond
                                                              Franklin Templeton VIP Founding Funds Allocation Fund
                                                              ProFund VP Consumer Goods
                                                              ProFund VP Consumer Services
                                                              ProFund VP Financials
                                                              ProFund VP Health Care
                                                              ProFund VP Industrials
                                                              ProFund VP Large-Cap Growth
                                                              ProFund VP Large-Cap Value
                                                              ProFund VP Mid-Cap Growth
                                                              ProFund VP Mid-Cap Value
                                                              ProFund VP Real Estate
                                                              ProFund VP Small-Cap Growth
                                                              ProFund VP Small-Cap Value
                                                              ProFund VP Telecommunications
                                                              ProFund VP Utilities
------------------------------------------------------------- -----------------------------------------------------------

CHANGES TO THE ASLII ANNUITY

We make the following revisions to the prospectus in order to remove limitations on the amount of the basic Death Benefit paid under our ASLII Annuity when death occurs on or after the decedent's age 85.  We are also adding a restriction that the ASLII Annuity is only available for purchase up to age 85.

o     Within the section "Purchasing Your Annuity," within the subsection "What Are Our Requirements for Purchasing One of the
           Annuities?," we replace the paragraph entitled "Age Restrictions" with the following:

Age Restrictions: Unless we agree otherwise and subject to our rules, the Owner (or Annuitant if entity owned) must not be older than a maximum issue age as of the Issue Date of the Annuity as follows: age 80 for ASAP III, age 75 for XT6 and age 85 for APEX II and
ASL II. If an Annuity is owned jointly, the oldest of the Owners must not be older than the maximum issue age on the Issue Date. You should consider your need to access your Account Value and whether the Annuity's liquidity features will satisfy that need. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. The availability and level of protection of certain optional benefits may vary based on the age of the Owner on the Issue Date of the
Annuity or the date of the Owner's death.

o     Within the section "Death Benefit," within the subsection "Basic Death Benefit," we replace the last three paragraphs with the following:

  For ASAP III, APEX II and XT6 Annuities, the existing basic Death Benefit (for all decedent ages) is the greater of:
o     The sum of all Purchase Payments (not including any Credits) less the sum of all proportional withdrawals.
o     The sum of your Account Value in the Sub-accounts and your Interim Value in the Fixed Allocations (less the amount of any
           Credits applied within 12-months prior to the date of death, with respect to XT6).

  For ASL II Annuities issued before July 21, 2008,where death occurs before the decedent's age 85, the basic Death Benefit is the greater of:
o     The sum of all Purchase Payments less the sum of all proportional withdrawals.
o     The sum of your Account Value in the Sub-accounts and your Interim Value in the Fixed Allocations.

  For ASL II Annuities issued before July 21, 2008 where death occurs after the decedent's age 85, the Death Benefit is (a) your
  Account Value (for Annuities other than those issued in New York) or (b) your Account Value in the Sub-accounts plus your Interim
  Value in the Fixed Allocations (for Annuities issued in New York only).

  For ASL II Annuities issued on or after July 21, 2008, subject to regulatory approval, the basic Death Benefit is the greater of:
o     The sum of all Purchase Payments less the sum of all proportional withdrawals.
o     The sum of your Account Value in the Sub-accounts and your Interim Value in the Fixed Allocations.

"Proportional withdrawals" are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn.  For example, a withdrawal of 50% of Account Value would be considered as a 50% reduction in Purchase Payments for purposes of calculating the basic Death Benefit.

                                            Prudential Annuities Life Assurance Corporation

                                                              Optimum(SM)
                                                           Optimum Four(SM)
                                                           Optimum Plus(SM)

                                                    Supplement, dated July 21, 2008
                                                                  To
                                                     Prospectus, dated May 1, 2008

       This supplement should be read and retained with the prospectus for your Annuity.  If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

       This supplement is being issued to describe enhancements that are being made to certain optional living benefits available under each of the above-referenced Annuities.  With respect to Highest Daily Lifetime Seven, we (a) revise the way that certain withdrawals of the Annual Income Amount are impacted by the Contingent Deferred Sales Charge ("CDSC") (b) add an optional death benefit, (c) add an optional benefit that increases the Annual Income Amount if the owner qualifies for increased payments, and (d) modify the asset transfer formula under the benefit, to make clear that the Account Value may include amounts allocated to certain Fixed Rate Options.  For Spousal Highest Daily Lifetime Seven, we (a) revise the way that certain withdrawals of the
       Annual Income Amount are impacted by CDSC (b) add an optional death benefit  and (c) modify the asset transfer formula under the benefit, to make clear that the Account Value may include amounts allocated to certain Fixed Rate Options.  Except as otherwise provided here, the description of each optional living benefit set forth in the May 1, 2008 prospectus remains unchanged.

      CHANGES TO HIGHEST DAILY LIFETIME SEVEN

E.    Addition of Death Benefit (HD Lifetime Seven with Beneficiary Income OptionSM)

For elections of Highest Daily Lifetime Seven on or after July 21, 2008, the Annuity Owner may opt for a death benefit, the value of which is linked to the Annual Income Amount under the benefit.  As detailed below, a beneficiary taking the Annuity's death benefit under this feature is paid the Annual Income Amount until the Protected Withdrawal Value is depleted.  (Note that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount).  We impose a total charge of 0.95% annually, applied against the Protected Withdrawal Value, if you choose Highest Daily Lifetime Seven with Beneficiary Income Option.

To reflect this death benefit option, we add the following to the description of Highest Daily Lifetime Seven, immediately after the sub-section entitled Additional Tax Considerations:

       We offer an optional death benefit feature under this benefit, the amount of which is linked to your Annual Income Amount.  We refer to this optional death benefit as the Beneficiary Income Option.  You may choose Highest Daily Lifetime Seven without also selecting the Beneficiary Income Option death benefit.  You must elect the Beneficiary Income Option death benefit at the time you elect Highest Daily Lifetime Seven.  If you elect this death benefit, you may not elect any other optional death benefit.  You may elect the Beneficiary Income Option death benefit so long as the Annuitant is no older than age 75 at the
       time of election.   For purposes of this optional death benefit, we calculate the Annual Income Amount and Protected Withdrawal
       Value in the same manner that we do under Highest Daily Lifetime Seven itself (except that for Optimum Plus, we exclude from the Protected Withdrawal Value the amount of any Credit that was granted within 12 months prior to death).

       Upon a death that triggers payment of a death benefit under the Annuity, we identify the following amounts: (a) the amount of the basic Death Benefit under the Annuity (b) the Protected Withdrawal Value and (c) the Annual Income Amount.  If there were no withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death.  If there were withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for
       purposes of this death benefit as of the date that we receive due proof of death.

       If there is one beneficiary, he/she must choose to receive either the basic Death Benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of periodic payments of the Annual Income
       Amount - such payments may be annual or at other intervals that we permit).  If there are multiple beneficiaries, each beneficiary is presented with the same choice.  Thus, each beneficiary can choose to take his/her portion of either (a) the basic death benefit or (b) the Beneficiary Income Option death benefit.  In order to receive the Beneficiary Income Option death benefit, each beneficiary's share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid.  We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary's death.  Note also that the final payment, exhausting the
       Protected Withdrawal Value, may be less than the Annual Income Amount.

       Here is an example to illustrate how the death benefit may be paid:

o     Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is
                        $5,000; (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

o     Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value).

                        The pro-rated portion of the Annual Income Amount, equal to $3,750 annually (i.e., the first beneficiary's 75%
                        share multiplied by $5000), is then paid each year for the 20 year period.  Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary's 75% share of the $100,000 Protected
                        Withdrawal Value).

                        The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

       If you elect to terminate Highest Daily Lifetime Seven with Beneficiary Income Option, both Highest Daily Lifetime Seven and that death benefit option will be terminated.  You may not terminate the death benefit option without terminating the entire benefit.  If you terminate Highest Daily Lifetime Seven with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the "Election and Designations under the Program" section, above.

       We add the following as a new line item within the portion of the fee table entitled "Your Optional Benefit Fees and Charges"
       to reflect the fee for Highest Daily Lifetime Seven With Beneficiary Income Option:

       Highest Daily Lifetime Seven w/Beneficiary Income Option  (2.00%
       maximum)                                                                                      0.95% current charge*

       Optimum:  1.25% + 0.95% of PWV
       Optimum FourI:  1.65% + 0.95% of PWV

       Optimum Plus:         1.65% + 0.95% of PWV

       ___________
       *Highest Daily Lifetime Seven With Beneficiary Income Option.  Charge for this benefit is assessed against the Protected
       Withdrawal Value ("PWV").  As discussed in the description of the benefit, the charge is taken out of the Sub-accounts.  For
       Optimum, 0.95% of PWV is in addition to 1.25% annual charge (in Annuity Years 1-8) and 0.65% annual charge in subsequent
       Annuity Years.  For Optimum Four, 0.95% of PWV is in addition to 1.65% annual charge.  For Optimum Plus, 0.95% of PWV is in addition to 1.65% annual charge in Annuity Years 1-10 and 0.65% annual charge in subsequent Annuity Years.

F.    Addition of Lifetime Income Accelerator Feature (HD Lifetime Seven with Lifetime Income AcceleratorSM).  Effective on or about
         July 21, 2008 subject to regulatory approval, the following is added at the end of the section concerning Highest Daily
         Lifetime Seven.

       Optional Lifetime Income Accelerator Feature. We offer another version of Highest Daily Lifetime Seven that we call Highest
       Daily Lifetime Seven with Lifetime Income Accelerator ("Highest Daily Lifetime Seven with LIA"). This version is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved. Highest Daily Lifetime Seven with LIA is offered as an alternative to other lifetime withdrawal options.  If you elect this benefit, you may not elect any other optional benefit.  The income benefit under Highest Daily
       Lifetime Seven with LIA currently is based on a single "designated life" who is between the ages of 55 and 75 on the date that the benefit is elected.

       Highest Daily Lifetime Seven with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the "LIA Amount") if you are eligible.  The fee for
       Highest Daily Lifetime Seven with LIA is 0.95% annually of the Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct
       0.2375% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the Protected Withdrawal Value, the fee for Highest Daily Lifetime Seven with LIA may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described below.

       If this benefit is being elected on an Annuity held as a 403 (b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403 (b) plan itself.

       You may choose Highest Daily Lifetime Seven without also electing LIA, however you may not elect LIA without Highest Daily
       Lifetime Seven.  All terms and conditions of Highest Daily Lifetime Seven apply to this version of the benefit, except as described herein. Currently, if you elect Highest Daily Lifetime Seven with LIA and subsequently terminate the benefit, you will be able to re-elect Highest Daily Lifetime Seven with LIA but all conditions of the benefit described below must be met, and you may be subject to a waiting period until you can elect this or another lifetime withdrawal benefit.

     Eligibility Requirements for LIA Amount.  Both a waiting period of 36 months, from the benefit effective date, and an elimination period of 120 days, from the date of notification that one or both of the requirements described immediately below have been met, apply before you can become eligible for the LIA Amount. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, one or both of the following requirements ("LIA conditions") must be met:

         (1)      The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.

         (2)      The designated life is unable to perform two or more basic abilities of caring for oneself or  "activities of daily living." We define these basic abilities as:
         i.       Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.
         ii.      Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
         iii.     Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.
         iv.      Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.
         v.       Transferring: Moving into or out of a bed, chair or wheelchair.
         vi.      Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).

  You must notify us when the LIA conditions have been met.  If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount.  If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment.  Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described in this prospectus under the Highest Daily Lifetime Seven Benefit.

  Additionally, we will reassess your eligibility on an annual basis.  Your first reassessment may occur in the same year as your initial assessment.  If we determine you are no longer eligible to receive the LIA Amount, upon the next Annuity Anniversary the
  Annual Income Amount would replace the LIA Amount. There is no limit on the number of times you can become eligible for the LIA
  Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA
  Amount, each as described above.

LIA amount at the first Withdrawal.  If your first withdrawal subsequent to election of Highest Daily Lifetime Seven with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.

LIA amount after the First Withdrawal.  If you become eligible for the LIA Amount after you have taken your first withdrawal, the available LIA amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount, however the available LIA amount in the current Annuity Year is reduced by any withdrawals that have been taken in the current Annuity Year.
Cumulative withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year.

Withdrawals In Excess of the LIA amount. If your cumulative withdrawals in an Annuity Year are in excess of the LIA Amount when you are eligible ("Excess Withdrawal"), your LIA Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the
Excess Withdrawal. Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Excess
Withdrawals will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount.  Any withdrawals that are less than or equal to the LIA amount (when eligible) but in excess of the free withdrawal amount available under this Annuity will not incur a CDSC.

Withdrawals are not required.  However, subsequent to the first withdrawal, the LIA Amount is not increased in subsequent Annuity
Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.

Purchase Payments. If you are eligible for the LIA Amount as described under "Eligibility Requirements for LIA Amount" and you make an additional Purchase Payment, we will increase your LIA Amount by double the amount we add to your Annual Income Amount.

Step Ups. If your Annual Income Amount is stepped up your LIA Amount will be stepped up to equal double the stepped up Annual Income
Amount.

Guarantee Payments. If your Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the
LIA Amount, or as a result of the fee that we assess for Highest Daily Lifetime Seven with LIA, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount.  Thus, in that scenario, the remaining LIA Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. We will make payments until the death of the single designated life.
Should the designated life no longer qualify for the LIA amount (as described under "Eligibility Requirements for LIA Amount" above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under "Eligibility Requirements for LIA Amount". To the extent that cumulative withdrawals in the current Annuity Year that reduce your Account Value to zero are more than the LIA
Amount (except in the case of required minimum distributions), Highest Daily Lifetime Seven with LIA terminates, and no additional payments are made.

Annuity Options. In addition to the Highest Daily Lifetime Seven Annuity Options described above, after the 10th benefit anniversary you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make annuity payments equal to the LIA Amount.  If you would receive a greater payment by applying your Account
Value to receive payments for life under your Annuity, we will pay the greater amount.  Prior to the 10th benefit anniversary this option is not available.

We will continue to make payments until the death of the Designated Life.  If this option is elected, the Annual Income Amount and
LIA Amount will not increase after annuity payments have begun.

If you elect HD Lifetime Seven with LIA, and never meet the eligibility requirements you will not receive any additional payments based on the LIA Amount.

We add the following as a new line item within the portion of the fee table entitled "Your Optional Benefit Fees and Charges" to reflect the fee for Highest Daily Lifetime Seven With Optional Lifetime Income Accelerator:

       Highest Daily Lifetime Seven w/Optional Lifetime Income Accelerator (2.00%
       maximum)                                                                                      0.95% current charge*

       Optimum:  1.25% + 0.95% of PWV
       Optimum Four:  1.65% + 0.95% of PWV

       Optimum Plus:         1.65% + 0.95% of PWV

       ___________
*Highest Daily Lifetime Seven With Lifetime Income Accelerator.  Charge for this benefit is assessed against the Protected Withdrawal
Value ("PWV").  As discussed in the description of the benefit, the charge is taken out of the Sub-accounts.  For Optimum, 0.95% of
PWV is in addition to 1.25% annual charge (in Annuity Years 1-8) and 0.65% annual charge in subsequent Annuity Years.  For Optimum
Four, 0.95% of PWV is in addition to 1.65% annual charge.  For Optimum Plus, 0.95% of PWV is in addition to 1.65% annual charge in
Annuity Years 1-10 and 0.65% annual charge in subsequent Annuity Years.

G.    Revision to the way that certain withdrawals of the Annual Income Amount are impacted by CDSC

o     We add the following as the last sentence of the first paragraph under the sub-section entitled "Key Feature - Annual Income
          Amount under the Highest Daily Lifetime Seven Benefit" to make clear that no withdrawal of the Annual Income Amount
          (provided such withdrawal does not constitute Excess Income) will be subject to a CDSC:

Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.

H.    Revised Asset Transfer Formula for Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven

     For elections of Highest Daily Lifetime Seven on or after July 21, 2008, the asset transfer formula differs from that set forth in the May 1, 2008 prospectus.  The revised formula reflects the fact that Account Value may include amounts allocated to certain
     Fixed Rate Options.  Currently, no Fixed Rate Options are available for use with Highest Daily Lifetime Seven and Spousal Highest
     Daily Lifetime Seven.

Here is the revised formula (the Table of "a" factors remains the same):

Terms and Definitions referenced in the calculation formula:

o     Cu - the upper target is established on the effective date of the Highest Daily Lifetime Seven benefit (the "Effective Date")
     and is not changed for the life of the guarantee.  Currently, it is 83%.
o     Ct - the target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is 80%.
o     Cl - the lower target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is
     77%.
o     L - the target value as of the current business day.
o     r - the target ratio.
o     a - factors used in calculating the target value.  These factors are established on the Effective Date and are not changed for the life of the guarantee.
o     Vv - the total value of all Permitted Sub-accounts in the Annuity.
o     VF  the total value of all elected Fixed Rate Options in the Annuity
o     B - the total value of the AST Investment Grade Bond Portfolio Sub-account.
o     P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation.  After the first withdrawal, the Income Basis is equal to the greater of (1)
     the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2) any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and (3) the
     Account Value.
o     T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account

* Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

Target Value Calculation:

On each business day, a target value (L) is calculated, according to the following formula.  If the Account Value (VV + VF) is equal to zero, no calculation is necessary.

L = 0.05 * P * a

Transfer Calculation:

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r = (L - B) / (VV + VF).
o     If r > Cu, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.
o     If r < Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the
     AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

     T = {Min (V V + VF), [L - B - (VV + VF) * Ct] / (1 - Ct))}        Money is transferred from the elected Sub-accounts and Fixed
                                                              Rate Options to the Transfer Account

     T = {Min (B, - [L - B -(VV + VF)* Ct] / (1 - Ct))}       Money is transferred from the Transfer Account to the elected
                                                              Sub-accounts

     CHANGES TO SPOUSAL HIGHEST DAILY LIFETIME SEVEN

o     We add the following, immediately after the section entitled "Additional Tax Considerations":

     A.  Addition of Death Benefit (Spousal HD Lifetime Seven with Beneficiary Income OptionSM)

For elections of Spousal Highest Daily Lifetime Seven on or after July 21, 2008, the Annuity Owner may opt for a death benefit, the value of which is linked to the Annual Income Amount under the benefit.  We refer to the death benefit as the Beneficiary Income
Option.  As detailed below, a beneficiary taking the Annuity's death benefit under this feature is paid the Annual Income Amount until the Protected Withdrawal Value is depleted.  (Note that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount).  We impose a total charge of 0.95% annually, applied against the Protected Withdrawal Value, if you choose Spousal Highest Daily Lifetime Seven with Beneficiary Income Option.  To reflect this death benefit option, we add the following to the description of Spousal Highest Daily Lifetime Seven:

     We offer an optional death benefit feature under this benefit, the amount of which is linked to your Annual Income Amount.  You may choose Spousal Highest Daily Lifetime Seven without also selecting the Beneficiary Income Option death benefit.  If you elect the Beneficiary Income Option death benefit, you may not elect any other optional death benefit.  You may elect the Beneficiary
     Income Option death benefit so long as each Designated Life is no older than age 75 at the time of election.  This death benefit is not transferable in the event of a divorce, nor may the benefit be split in accordance with any divorce proceedings or similar instrument of separation.

       For purposes of the Beneficiary Income Option death benefit, we calculate the Annual Income Amount and Protected Withdrawal
       Value in the same manner that we do under Spousal Highest Daily Lifetime Seven itself (except that for Optimum Plus, we exclude from the Protected Withdrawal Value the amount of any Credit that was granted within 12 months prior to death).  Upon the first death of a Designated Life, no amount is payable under the Beneficiary Income Option death benefit.  Upon the second death of a
       Designated Life, we identify the following amounts: (a) the amount of the base death benefit under the Annuity (b) the
       Protected Withdrawal Value and (c) the Annual Income Amount.  If there were no withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the
       Annual Income Amount as if there were a withdrawal on the date of death.  If there were withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.

     If there is one beneficiary, he/she must choose to receive either the base death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of annual payment of the Annual Income Amount - such payments may be annual or at other intervals that we permit).  If there are multiple beneficiaries, each beneficiary is presented with the same choice.  Thus, each beneficiary can choose to take his/her portion of either (a) the basic death benefit or (b) the
     Beneficiary Income Option death benefit.  In order to receive the Beneficiary Income Option death benefit, each beneficiary's share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid.  We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary's death.  Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.

     Here is an example to illustrate how the death benefit may be paid:

o     Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is
                        $5,000; (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

o     Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value).

                        The pro-rated portion of the Annual Income Amount equal to $3,750 (i.e., the first beneficiary's 75% share multiplied by $5,000) is then paid each year for the 20 year period.  Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary's 75% share of the $100,000 Protected Withdrawal
                        Value).

                        The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

         If you elect to terminate Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, both Spousal Highest Daily
Lifetime Seven and that death benefit option will be terminated.  You may not terminate the death benefit option without terminating the entire benefit.  If you terminate Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the "Election and Designations under the Program" section, above.

     We add the following as a new line item within the portion of the fee table entitled "Your Optional Benefit Fees and Charges" to reflect the fee for Spousal Highest Daily Lifetime Seven With Beneficiary Income Option:

     Spousal Highest Daily Lifetime Seven w/Beneficiary Income Option  (2.00% maximum)
                                                                                     0.95% current charge*

       Optimum:  1.25% + 0.95% of PWV
       Optimum Four:  1.65% + 0.95% of PWV
        Optimum Plus:         1.65% + 0.95% of PWV

     ___________
     *Spousal Highest Daily Lifetime Seven With Beneficiary Income Option.  Charge for this benefit is assessed against the Protected
     Withdrawal Value ("PWV").  As discussed in the description of the benefit, the charge is taken out of the Sub-accounts.  For
     Optimum, 0.95% of PWV is in addition to 1.25% annual charge (in Annuity Years 1-8) and 0.65% annual charge in subsequent Annuity
     Years.  For Optimum Four, 0.95% of PWV is in addition to 1.65% annual charge.  For Optimum Plus, 0.95% of PWV is in addition to
     1.65% annual charge in Annuity Years 1-10 and 0.65% annual charge in subsequent Annuity Years.

     B.  Revision to the way that certain withdrawals of the Annual Income Amount are impacted by CDSC

o     We add the following as the last sentence of the first paragraph under the sub-section entitled "Key Feature - Annual Income
          Amount under the Spousal Highest Daily Lifetime Seven Benefit" to make clear that no withdrawal of the Annual Income Amount
          (provided such withdrawal does not constitute Excess Income) will be subject to a CDSC:

Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.

     C.  Revised Asset Transfer Formula for Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven

For elections of Spousal Highest Daily Lifetime Seven on or after July 21, 2008, the asset transfer formula differs from that set forth in the May 1, 2008 prospectus.  See the section above under Highest Daily Lifetime Five for the revised formula.

PART C

                                                           OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(b) EXHIBITS

(4)(o)Form of rider for Highest Daily Lifetime Seven Lifetime Income Accelerator filed via EDGAR with Post-Effective Amendment
 No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(4)(p) Form of rider for Highest Daily Lifetime Seven Lifetime with Beneficiary Income Option filed via EDGAR with Post-Effective
Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.
(10) Consent of PricewaterhouseCoopers LLP*

--------
*  To be filed IN SUBSEQUENT POST-EFFECTIVE AMENDMENT UNDER RULE 485(B)

                                                              SIGNATURES

      As  required  by the  Securities  Act of 1933 and the  Investment  Company  Act of 1940,  the  Registrant  has duly  caused  this
Registration Statement to be signed on its behalf, on this 1st day of May 2008.

                                  PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                              Registrant

                                          By: Prudential Annuities Life Assurance Corporation

/s/ C. Christopher Sprague
C. Christopher Sprague, Vice President, Corporate Counsel

                                            PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                                               Depositor

/s/ C. Christopher Sprague
C. Christopher Sprague, Vice President, Corporate Counsel

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

                  Signature                                              Title                                     Date
                                                             (Principal Executive Officer)
David R. Odenath*                                        Chief Executive Officer and President            May 1, 2008
David R. Odenath
                                                           (Principal Financial Officer and
                                                             Principal Accounting Officer)
Kenneth Y. Tanji*                                Executive Vice President and Chief Financial Officer
Kenneth Y. Tanji

                                                                 (Board of Directors)
James Avery*                                                       Kenneth Y. Tanji*                      Helen Galt*
James Avery                                                        Kenneth Y. Tanji                       Helen Galt

David R. Odenath*                                                                                         Bernard J. Jacob*
David R. Odenath                                                                                          Bernard J. Jacob

                           By:/s/ C. Christopher Sprague
                                          C. Christopher Sprague

                    *Executed by C. Christopher Sprague on behalf of those indicated pursuant to Power of Attorney